FINANCIAL INSTRUMENTS - Balance Sheet Locations of Other Derivatives, Fair Value (Details) - Other Derivatives - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset	$ 6.3	$ 5.2
Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability	2.9	8.5
Foreign exchange contracts | Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset	6.3	5.1
Foreign exchange contracts | Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability	$ 2.9	8.4
Commodity contracts | Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset		0.1
Commodity contracts | Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability		$ 0.1